CAPITAL SECURITIES - Redemption Schedule (Details) - Dec. 31, 2017 - Brookfield Office Properties (“BPO”)	$ / shares	CAD / shares
Series 1, Senior Preferred Shares
Disclosure of reserves within equity [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.00
Series 2, Senior Preferred Shares
Disclosure of reserves within equity [line items]
Preferred stock, redemption price per share (in dollars per share)		CAD 25.00
Series 3, Senior Preferred Shares
Disclosure of reserves within equity [line items]
Preferred stock, redemption price per share (in dollars per share)		25.00
Series 4, Senior Preferred Shares
Disclosure of reserves within equity [line items]
Preferred stock, redemption price per share (in dollars per share)		CAD 25.00